Expense Example, No Redemption (Vanguard Developed Markets Index Fund ETF)	Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - ETF Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115